Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Provisions [abstract]
Summary of Provisions and Reconciliation of Changes in Provision for Decommissioning Costs

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current
Provision for decommissioning costs	10,508	9,484	111
Total	10,508	9,484	111

Provision for decommissioning costs
As at April 1, 2022	13,384
Arised during the year	586
Unwinding of discount on provisions	953
Adjustment during the year*	1,936
As at April 1, 2023	16,859
Arised during the year	2,429
Disposal of subsidiaries	(149)
Unwinding of discount on provisions	977
Adjustment during the year*	(9,608)
As at March 31, 2024	10,508
Arised during the year	804
Disposal of subsidiaries	(61)
Unwinding of discount on provisions	773
Adjustment during the year*	(2,540)
As at March 31, 2025 (INR)	9,484
As at March 31, 2025 (USD)	111

* Adjustment during the year relates to revision in the provision for decommissioning costs on account of changes in the estimated future costs, or in the discount rate applied as at the end of reporting period.